LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Total	$ 7,874	$ 9,762
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
Long-term JPY loan - principal amount	$ 98,962	102,491
Capital leases and other long-term liabilities	73,977	119,310
Total	7,874	9,762
Less - current maturities	(48,376)	(58,952)
Fair value	$ 132,437	$ 172,611